Share Capital and Share-based Payments - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share Capital and Share-Based Payments [Abstract]
Outstanding (in shares) | shares	1,855,643	3,583,443
Exercised (in shares) | shares	(360,331)	(1,502,063)
Expired/forfeited (in shares) | shares	(398,162)	(225,737)
Outstanding (in shares) | shares	1,097,150	1,855,643
Weighted average exercise price, Outstanding (in cad per share) | $ / shares	$ 6.42	$ 7.14
Weighted average exercise price, Exercised (in cad per share) | $ / shares	5.12	7.82
Weighted average exercise price, Expired/forfeited (in cad per share) | $ / shares	9.78	8.83
Weighted average exercise price, Outstanding (in cad per share) | $ / shares	$ 5.64	$ 6.42